Cover	Aug. 04, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 04, 2026
Entity Registrant Name	STRATA CRITICAL MEDICAL, INC.
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-39046
Entity Tax Identification Number	84-1890381
Entity Address, Address Line One	666 Third Avenue
Entity Address, Address Line One	25th Floor
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	781-3190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SRTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001779128
Amendment Flag	false
Entity Address, Address Line One	New York
Entity Address, State or Province	NY